Cover	Jul. 26, 2024
Cover [Abstract]
Entity Registrant Name	JAAG ENTERPRISES LTD.
Entity Central Index Key	0001951051
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jul. 26, 2024
Entity Ex Transition Period	false
Entity File Number	333-267995
Entity Incorporation State Country Code	NV
Entity Address Address Line 1	1716 13 Avenue NW
Entity Address City Or Town	Calgary
Entity Address State Or Province	AB
Entity Address Postal Zip Code	T2N 1L1
City Area Code	403
Local Phone Number	616-7221
Entity Address Country	CA
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false